Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares		Additional Paid-in Capital	Accumulated deficit	Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2022		[1]	$ 62,942	$ (53,312)	$ (230)	$ 9,400
Balance (in Shares) at Dec. 31, 2022	146,471,680
Share-based compensation		[1]	706			706
Issuance of shares and warrants, net		[1]	5,803			5,803
Issuance of shares and warrants, net (in Shares)	65,011,880
Exercise of restricted share units		[1]
Exercise of restricted share units (in Shares)	525,967
Other comprehensive income		[1]			230	230
Net loss for the period		[1]		(9,520)		(9,520)
Balance at Jun. 30, 2023		[1]	69,451	(62,832)		6,619
Balance (in Shares) at Jun. 30, 2023	212,009,527
Balance at Dec. 31, 2023		[1]	76,058	(70,176)		$ 5,882
Balance (in Shares) at Dec. 31, 2023	251,756,047					251,756,047
Share-based compensation		[1]	233			$ 233
Share-based compensation (in Shares)	6,050,080
Other comprehensive income
Exercise and issuance of warrants, net		[1]	5,985			5,985
Exercise and issuance of warrants, net (in Shares)	24,440,000
Net loss for the period		[1]		(4,335)		(4,335)
Balance at Jun. 30, 2024		[1]	$ 82,276	$ (74,511)		$ 7,765
Balance (in Shares) at Jun. 30, 2024	282,246,127					282,246,127

[1]	No par value